Transactions with Related Parties - Account Balances with Related Parties (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Nov. 01, 2021
SK Telecom Innovation Fund L.P [Member]
Disclosure of transactions between related parties [line items]
Debt instrument face value	₩ 13,000,000
Wave City Development Co., Ltd. [member] | Accounts Receivable Trade And Others [member]
Disclosure of transactions between related parties [line items]
Allowances for losses on accounts receivable from related party	₩ 379	₩ 1,102